Consolidated Balance Sheets - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 220,342,000,000	€ 223,073,000,000	€ 210,689,000,000
FINANCIAL ASSETS HELD FOR TRADING	176,921,000,000	156,118,000,000	116,953,000,000
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	5,910,000,000	5,713,000,000	5,536,000,000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	9,773,000,000	8,989,000,000	15,957,000,000
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	83,308,000,000	85,239,000,000	108,038,000,000
FINANCIAL ASSETS AT AMORTIZED COST	1,191,403,000,000	1,147,044,000,000	1,037,898,000,000
HEDGING DERIVATIVES	5,297,000,000	8,069,000,000	4,761,000,000
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	(788,000,000)	(3,749,000,000)	410,000,000
INVESTMENTS	7,646,000,000	7,615,000,000	7,525,000,000
Joint venture entities	1,964,000,000	1,981,000,000	1,692,000,000
Associated entities	5,682,000,000	5,634,000,000	5,833,000,000
ASSETS UNDER REINSURANCE CONTRACTS	237,000,000	308,000,000	283,000,000
TANGIBLE ASSETS	33,882,000,000	34,073,000,000	33,321,000,000
Property, plant and equipment	32,926,000,000	33,044,000,000	32,342,000,000
Investment properties	956,000,000	1,029,000,000	979,000,000
INTANGIBLE ASSETS	19,871,000,000	18,645,000,000	16,584,000,000
Goodwill	14,017,000,000	13,741,000,000	12,713,000,000
Other intangible assets	5,854,000,000	4,904,000,000	3,871,000,000
TAX ASSETS	31,390,000,000	29,987,000,000	25,196,000,000
Current tax assets	10,623,000,000	9,200,000,000	5,756,000,000
Deferred tax assets	20,767,000,000	20,787,000,000	19,440,000,000
OTHER ASSETS	8,856,000,000	10,082,000,000	8,595,000,000
Insurance contracts linked to pensions	93,000,000	104,000,000	149,000,000
Inventories	7,000,000	11,000,000	6,000,000
Other	8,756,000,000	9,967,000,000	8,440,000,000
NON-CURRENT ASSETS HELD FOR SALE	3,014,000,000	3,453,000,000	4,089,000,000
TOTAL ASSETS	1,797,062,000,000	1,734,659,000,000	1,595,835,000,000
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	122,270,000,000	115,185,000,000	79,469,000,000
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	40,367,000,000	40,268,000,000	14,943,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST	1,468,703,000,000	1,423,858,000,000	1,349,169,000,000
HEDGING DERIVATIVES	7,656,000,000	9,228,000,000	5,463,000,000
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	55,000,000	(117,000,000)	248,000,000
Insurance contracts issued that are liabilities	17,799,000,000	16,426,000,000	18,560,000,000
PROVISIONS	8,441,000,000	8,149,000,000	9,583,000,000
TAX LIABILITIES	9,932,000,000	9,468,000,000	8,649,000,000
Current tax liabilities	3,846,000,000	3,040,000,000	2,187,000,000
Deferred tax liabilities	6,086,000,000	6,428,000,000	6,462,000,000
OTHER LIABILITIES	17,598,000,000	14,609,000,000	12,698,000,000
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	0	0	0
TOTAL LIABILITIES	1,692,821,000,000	1,637,074,000,000	1,498,782,000,000
EQUITY
SHAREHOLDERS´ EQUITY	130,443,000,000	124,732,000,000	119,649,000,000
CAPITAL	8,092,000,000	8,397,000,000	8,670,000,000
Called up paid capital	8,092,000,000	8,397,000,000	8,670,000,000
Unpaid capital which has been called up	0	0	0
SHARE PREMIUM	44,373,000,000	46,273,000,000	47,979,000,000
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	720,000,000	688,000,000	658,000,000
Equity component of the compound financial instrument	0	0	0
Other equity instruments issued	720,000,000	688,000,000	658,000,000
OTHER EQUITY	195,000,000	175,000,000	152,000,000
ACCUMULATED RETAINED EARNINGS	74,114,000,000	66,702,000,000	60,273,000,000
REVALUATION RESERVES	0	0	0
OTHER RESERVES	(5,751,000,000)	(5,454,000,000)	(4,477,000,000)
Reserves or accumulated losses in joint venture investments	1,762,000,000	1,553,000,000	1,572,000,000
Others	(7,513,000,000)	(7,007,000,000)	(6,049,000,000)
(-) OWN SHARES	(1,078,000,000)	(675,000,000)	(894,000,000)
PROFIT OR LOSS ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	11,076,000,000	9,605,000,000	8,124,000,000
(-) INTERIM DIVIDENDS	(1,298,000,000)	(979,000,000)	(836,000,000)
OTHER COMPREHENSIVE INCOME OR LOSS	(35,020,000,000)	(35,628,000,000)	(32,719,000,000)
Items that will not be reclassified to profit or loss	(5,212,000,000)	(4,635,000,000)	(4,241,000,000)
Items that may be reclassified to profit or loss	(29,808,000,000)	(30,993,000,000)	(28,478,000,000)
NON-CONTROLLING INTEREST	8,818,000,000	8,481,000,000	10,123,000,000
Other comprehensive income or loss	(1,559,000,000)	(1,856,000,000)	(2,104,000,000)
Other items	10,377,000,000	10,337,000,000	12,227,000,000
TOTAL EQUITY	104,241,000,000	97,585,000,000	97,053,000,000
TOTAL LIABILITIES AND EQUITY	1,797,062,000,000	1,734,659,000,000	1,595,835,000,000
Loan commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	279,589,000,000	274,075,000,000	262,737,000,000
Financial guarantees granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	15,435,000,000	12,856,000,000	10,758,000,000
Other commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	113,273,000,000	92,672,000,000	75,733,000,000
Post-employment plans
LIABILITIES
PROVISIONS	2,225,000,000	2,392,000,000	3,185,000,000
Other long term employee benefits
LIABILITIES
PROVISIONS	880,000,000	950,000,000	1,242,000,000
Taxes and other legal contingencies
LIABILITIES
PROVISIONS	2,715,000,000	2,074,000,000	1,996,000,000
Contingent liabilities and commitments
LIABILITIES
PROVISIONS	702,000,000	734,000,000	733,000,000
Other provisions
LIABILITIES
PROVISIONS	1,919,000,000	1,999,000,000	2,427,000,000
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
LIABILITIES
Memorandum items: subordinated liabilities	0	0	0
FINANCIAL LIABILITIES AT AMORTIZED COST
LIABILITIES
Memorandum items: subordinated liabilities	30,912,000,000	25,926,000,000	26,196,000,000
Derivatives
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	50,589,000,000	64,891,000,000	53,566,000,000
Short positions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	26,174,000,000	22,515,000,000	12,236,000,000
Deposits
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	45,507,000,000	27,779,000,000	13,667,000,000
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	34,996,000,000	34,841,000,000	9,489,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST	1,125,308,000,000	1,111,887,000,000	1,078,587,000,000
Central banks
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	7,808,000,000	5,757,000,000	1,038,000,000
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,209,000,000	1,740,000,000	607,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST	48,782,000,000	76,952,000,000	139,757,000,000
Credit institutions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	17,862,000,000	9,796,000,000	6,488,000,000
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,735,000,000	1,958,000,000	1,064,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST	81,246,000,000	68,582,000,000	52,235,000,000
Customers
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	19,837,000,000	12,226,000,000	6,141,000,000
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	32,052,000,000	31,143,000,000	7,818,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST	995,280,000,000	966,353,000,000	886,595,000,000
Marketable debt securities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	5,371,000,000	5,427,000,000	5,454,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST	303,208,000,000	274,912,000,000	240,709,000,000
Other financial liabilities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL LIABILITIES AT AMORTIZED COST	40,187,000,000	37,059,000,000	29,873,000,000
For own-use
ASSETS
Property, plant and equipment	13,408,000,000	13,489,000,000	13,259,000,000
Leased out under an operating lease
ASSETS
Property, plant and equipment	19,518,000,000	19,555,000,000	19,083,000,000
Investment properties	851,000,000	804,000,000	839,000,000
Derivatives
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	56,328,000,000	67,002,000,000	54,292,000,000
Equity instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	15,057,000,000	10,066,000,000	15,077,000,000
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	4,068,000,000	3,711,000,000	4,042,000,000
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	1,761,000,000	1,941,000,000	2,453,000,000
Debt securities
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	62,124,000,000	41,403,000,000	26,750,000,000
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	860,000,000	1,134,000,000	957,000,000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	3,095,000,000	2,542,000,000	2,516,000,000
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	73,565,000,000	75,083,000,000	97,922,000,000
FINANCIAL ASSETS AT AMORTIZED COST	103,559,000,000	73,554,000,000	35,708,000,000
Loans and advances
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	43,412,000,000	37,647,000,000	20,834,000,000
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	982,000,000	868,000,000	537,000,000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	6,678,000,000	6,447,000,000	13,441,000,000
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	7,982,000,000	8,215,000,000	7,663,000,000
FINANCIAL ASSETS AT AMORTIZED COST	1,087,844,000,000	1,073,490,000,000	1,002,190,000,000
Central banks
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	17,717,000,000	11,595,000,000	3,608,000,000
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0	0	0
FINANCIAL ASSETS AT AMORTIZED COST	20,082,000,000	15,375,000,000	15,657,000,000
Credit institutions
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	14,061,000,000	16,502,000,000	10,397,000,000
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	459,000,000	673,000,000	3,152,000,000
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	313,000,000	0	0
FINANCIAL ASSETS AT AMORTIZED COST	57,917,000,000	46,518,000,000	39,169,000,000
Customers
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	11,634,000,000	9,550,000,000	6,829,000,000
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	982,000,000	868,000,000	537,000,000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	6,219,000,000	5,774,000,000	10,289,000,000
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	7,669,000,000	8,215,000,000	7,663,000,000
FINANCIAL ASSETS AT AMORTIZED COST	€ 1,009,845,000,000	€ 1,011,597,000,000	€ 947,364,000,000